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                                Drinker Biddle & Reath
                         Philadelphia National Bank Building
                                1345 Chestnut Street
                                 February 29, 1996




VIA EDGAR TRANSMISSION
______________________

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

   Re:  Form 24F-2 and Opinion
        The Galaxy VIP Fund, File Nos. 33-4806/811-6726
        _______________________________________________

Ladies and Gentlemen:

  On behalf of The Galaxy VIP Fund (the "Trust"), I enclose herewith the following documents:

  1. Form 24F-2 for the Trust for the fiscal year ended December 31, 1995; and

  2. Opinion of counsel required by Rule 24f-2(b)(1) under the Investment Company Act of 1940.




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  Please telephone me at 215-988-2556 with any questions or comments you may have.

                             Very truly yours,


                             /s/ Kathleen L. Thren
                                 Kathleen L. Thren







KLT/mfp
Enclosures



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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2


1.  Name and address of issuer:

    The Galaxy VIP Fund
    4400 Computer Drive
    Westboro, Massachusetts  01581

2.  Name of each series or class of funds for which this notice is filed:

    Money Market Fund        (Class A Shares of beneficial interest)
    Equity Fund              (Class B Shares of beneficial interest)
    Asset Allocation Fund (Class C Shares of beneficial interest) High Quality Bond Fund (Class D Shares of beneficial interest)

3.  Investment Company Act File Number:         811-6726

    Securities Act File Number:       33-49290


4.  Last day of fiscal year for which this notice is filed:	December 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:


                                                           [  ]

6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable (see Instruction A.6):



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year.





8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:




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9.  Number and aggregate sale price of securities sold during the fiscal year:*



10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:*



11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):*



12.  Calculation of registration fee:

  (i)  Aggregate sale price of securities sold during the fiscal              *
       year in reliance on Rule 24f-2 (from Item 10):

  (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

  (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):**

  (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to Rule 24e-2 (if applicable):

   (v)  Net aggregate price of securities sold and issued during



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        the fiscal year in reliance on Rule 24f-2 [line (i), plus
        line (ii), less line (iii), plus line (iv)] (if applicable):         *


  (vi) Multiplier prescribed by Section 6(b) of the Securities Act x_________ of 1933 or other applicable law or regulation (see Instruction
        C.6):

  (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:              *
                                                                        _______
                                                                        _______

Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

* All shares were sold or issued to an unmanaged separate account that offers interests therein that are registered under the Securities Act and on which a filing fee has been or will be paid.



13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                [  ]


     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)+   /s/ Neil Forrest

Neil Forrest, Vice President and Assistant Treasurer

Date  February 29, 1996

+Please print the name and title of the signing officer below the signature.



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                                Drinker Biddle & Reath
                         Philadelphia National Bank Building
                                1345 Chestnut Street


                                February 29, 1996




The Galaxy VIP Fund
4400 Computer Drive
Westboro, MA  01581

  RE:  FORM 24F-2 - THE GALAXY VIP FUND
       (REGISTRATION NOS. 33-49290/811-6726)

Gentlemen:

  We have acted as counsel for The Galaxy VIP Fund, a Massachusetts business trust (the "Trust"), in connection with the filing of its Form 24F-2 dated the date hereof. We have relied upon information provided to us on behalf of the Trust with respect to the number of its Class A, Class B, Class C and Class D Shares (collectively, the OSharesO) that were sold or issued during its fiscal year ended December 31, 1995. The Trust is authorized to issue an unlimited number of shares of each class, with a par value of $.001. We have reviewed the Trust's Declaration of Trust, its Code of Regulations, resolutions adopted by its Board of Trustees and shareholders, and such other legal and factual matters as we have considered necessary. We have relied on an opinion of Ropes & Gray, special Massachusetts counsel to the Trust, insofar as our opinion below relates to matters arising under the laws of the Commonwealth of Massachusetts.

  On the basis of and subject to the foregoing, we are of the opinion that the Shares were, when issued for payment as described in the Trust's prospectus, legally issued, fully paid, and non-assessable by the Trust.

    Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each note, bond, contract, order or other undertaking issued by or on behalf of the Trust or the Trustees relating to the Trust or any class of shares of beneficial interest of the Trust. The Declaration of Trust





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provides for indemnification out of the assets of the particular class of shares for all loss and expense of any shareholder of that class held personally liable solely by reason of his being or having been a shareholder. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which that class of shares itself would be unable to meet its obligations.

  We hereby consent to the filing of this opinion with the Securities and Exchange Commission as part of the Trust's Form 24F-2.


                                    Very truly yours,

                                    /s/DRINKER BIDDLE & REATH
                                    DRINKER BIDDLE & REATH